Subsequent events - Narrative (Details) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended				12 Months Ended
	Mar. 11, 2025 period $ / shares	Feb. 28, 2025	Jan. 29, 2025 USD ($)	Mar. 12, 2024 installment	May 13, 2022 USD ($)	Sep. 11, 2020 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 26, 2025 $ / shares	Sep. 26, 2025 $ / shares	Jun. 27, 2025 $ / shares	Mar. 27, 2025 $ / shares	Jan. 24, 2025 USD ($)	Jan. 15, 2025 USD ($)	Oct. 13, 2020 USD ($)	Apr. 04, 2017 USD ($)
Subsequent Event [Line Items]
Dividends declared (in dollars per share) | $ / shares								$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.24	$ 0.19	$ 0.15
Common stock, dividends, number of payment installments | installment				4
Scenario, forecast
Subsequent Event [Line Items]
Dividends payable,amount per share | $ / shares																$ 0.06	$ 0.06	$ 0.06	$ 0.06
Subsequent event
Subsequent Event [Line Items]
Repayments of short-term debt							$ 23,500
Repayment of revolving credit facility							$ 4,500
Common stock, dividends, number of payment installments | period	4
Subsequent event | Class A shares of common stock
Subsequent Event [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.24
Subsequent event | Class B shares of common stock
Subsequent Event [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.24
2032 Notes | Subsequent event
Subsequent Event [Line Items]
Principal amount issued																				$ 600,000
Annual interest rate (as a percent)																				6.375%
2027 Notes
Subsequent Event [Line Items]
Principal amount issued						$ 150,000																$ 138,354	$ 265,000
Annual interest rate (as a percent)								5.875%				5.875%
Redemption price, percentage of principal amount redeemed						102.25%
Redemption price, amount					$ 154,407			$ 1,904				$ 1,904		$ 4,627	$ 18,364
Redemption average price (as a percent)					99.94%							95.20%		98.01%	105.74%
2027 Notes | Subsequent event
Subsequent Event [Line Items]
Redemption price, percentage of principal amount redeemed			35.27%
Redemption price, amount			$ 136,145																		$ 6,721
Redemption average price (as a percent)		100.00%